Document and Entity Information	9 Months Ended
Mar. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	USA TECHNOLOGIES INC
Entity Central Index Key	0000896429
Entity Filer Category	Accelerated Filer
Document Type	S-1/A
Document Period End Date	Mar. 31, 2017
Amendment Flag	false